Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 16,891		¥ 11,433
Derivative assets, gross amounts recognized		35,038		15,715
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(12,773)		(3,263)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		22,265		12,452
Derivative liabilities, gross amounts recognized		40,209		19,909
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(12,773)		(3,263)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		27,436		16,646
Other assets		36,038
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		36,038
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		1,254,483
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		8,168		5,116
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		8,723		6,317
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,123		12,651
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(2,858)		(214)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		22,265		12,437
Financial assets		2,632,216		929,171
Derivative liabilities, gross amounts recognized		29,619		16,860
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(2,858)		(214)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		26,761	[2]	16,646
Accounts payable		5,533		2,833
Financial liabilities		1,289,635		19,693
Other assets		36,038
Policy Liabilities and Policy Account Balances		1,254,483
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		890		2,528
Derivative liabilities, gross amounts recognized		1,221		634
Fair Value, Measurements, Recurring | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		12,103		5,486
Derivative liabilities, gross amounts recognized		6,177		3,605
Fair Value, Measurements, Recurring | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,719		1,074
Derivative liabilities, gross amounts recognized		12,268		5,180
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,411		3,534
Derivative liabilities, gross amounts recognized		9,788		7,176
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized				29
Derivative liabilities, gross amounts recognized		165		265
Fair Value, Measurements, Recurring | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts payable		5,533		2,833
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	36,038
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[2]	1,254,483
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	15,361		12,631
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,190,131		16,079
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,356,840		881,493
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		527,592		360,360
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		161,477		96,697
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		287,613		201,386
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		7,280		6,772
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas, and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				17,833
Fair Value, Measurements, Recurring | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		145,970		47,798
Fair Value, Measurements, Recurring | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,000		11,550
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	154,932		139,097
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		69,976
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		8,723		6,317
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	8,723		6,317
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6		8
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Financial assets		181,427		230,788
Derivative liabilities, gross amounts recognized		762		28
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	[2]	0
Accounts payable		0		0
Financial liabilities		762		28
Other assets		0
Policy Liabilities and Policy Account Balances		0
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6		8
Derivative liabilities, gross amounts recognized		762		28
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized				0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 1 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts payable		0		0
Fair Value, Measurements, Recurring | Level 1 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0
Fair Value, Measurements, Recurring | Level 1 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[2]	0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	0		0
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		50,902		275
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		130,519		230,505
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		114,989
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas, and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	130,519		115,516
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	0		0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,247		10,157
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Financial assets		2,297,107		605,579
Derivative liabilities, gross amounts recognized		28,857		16,832
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	[2]	0
Accounts payable		0		0
Financial liabilities		28,857		16,832
Other assets		0
Policy Liabilities and Policy Account Balances		0
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		890		2,528
Derivative liabilities, gross amounts recognized		1,221		634
Fair Value, Measurements, Recurring | Level 2 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		233		3,000
Derivative liabilities, gross amounts recognized		6,177		3,605
Fair Value, Measurements, Recurring | Level 2 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		5,713		1,066
Derivative liabilities, gross amounts recognized		11,506		5,152
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,411		3,534
Derivative liabilities, gross amounts recognized		9,788		7,176
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized				29
Derivative liabilities, gross amounts recognized		165		265
Fair Value, Measurements, Recurring | Level 2 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts payable		0		0
Fair Value, Measurements, Recurring | Level 2 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	0
Fair Value, Measurements, Recurring | Level 2 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[2]	0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	15,361		12,631
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,139,229		15,804
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,129,270		566,987
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		527,592		245,371
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		161,477		96,697
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		287,613		200,725
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas, and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		81,718		613
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	23,552		23,581
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		47,318
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	0		0
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		11,870		2,486
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Financial assets		153,682		92,804
Derivative liabilities, gross amounts recognized		0		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0	[2]	0
Accounts payable		5,533		2,833
Financial liabilities		1,260,016		2,833
Other assets		36,038
Policy Liabilities and Policy Account Balances		1,254,483
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Options Held (Written), Caps Held and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		11,870		2,486
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized				0
Derivative liabilities, gross amounts recognized		0		0
Fair Value, Measurements, Recurring | Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts payable		5,533		2,833
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[3]	36,038
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	[2]	1,254,483
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[4]	0		0
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		97,051		84,001
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0		661
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		7,280		6,772
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas, and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				17,833
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		64,252		47,185
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		2,000		11,550
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[5]	861		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		22,658
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		8,723		6,317
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[6]	¥ 8,723		¥ 6,317

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	A subsidiary elected the fair value option under ASC 825 ("Financial Instruments") for the entire variable annuity and variable life insurance contracts held by a subsidiary acquired during the three months ended September 30, 2014 in order to match the earnings recognized for the changes in fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥1,254,483 million as of March 31, 2015. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for the fiscal year ended March 31, 2015, see Note 23 "Life Insurance Operations."
[3]	Certain subsidiaries elected the fair value option under ASC 825 ("Financial Instruments") for certain reinsurance recoverables held by the subsidiary acquired during the three months ended September 30, 2014. The fair value of the reinsurance recoverables elected for the fair value option in other assets was ¥36,038 million as of March 31, 2015. For the effect of changes in the fair value of those reinsurance recoverables on earnings for the fiscal year ended March 31, 2015, see Note 23 "Life Insurance Operations."
[4]	A subsidiary elected the fair value option under ASC 825 ("Financial Instruments") on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013, gains from the change in the fair value of the loans of ¥116 million and ¥246 million for the fiscal year ended March 31, 2014 and 2015. No gains or losses were recognized in earnings during the fiscal years ended March 31, 2013, 2014 and 2015 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2015, were ¥14,431 million and ¥15,361 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥930 million. As of March 31, 2014 and 2015, there were no loans that were 90 days or more past due, in non-accrual status, or both.
[5]	A subsidiary that became a consolidated subsidiary of the Company during fiscal 2014 elected the fair value option under ASC 825 ("Financial Instruments") for investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million and ¥1,070 million for the fiscal years ended March 31, 2014 and 2015. The amount of aggregate fair value elected the fair value option was ¥5,116 million and ¥8,168 million as of March 31, 2014 and 2015, respectively.
[6]	Certain subsidiaries elected the fair value option under ASC 825 ("Financial Instruments") for investments in some funds. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million, ¥1,412 million ,and ¥1,301 million for the fiscal years ended March 31, 2013, 2014, and 2015. The amounts of aggregate fair value were ¥6,317 million and ¥8,723 million as of March 31, 2014 and 2015, respectively.